Financial instruments - Fair Value of Financial Instruments (Detail) $ in Thousands, $ in Thousands	Jun. 30, 2020 USD ($)	Dec. 31, 2019 CAD ($)	Dec. 31, 2019 USD ($)
Level 1
Fair Value of Financial Instruments [Line Items]
Long-term investments carried at fair value	$ 1,307,814	$ 1,178,581
Total financial assets	1,307,814		$ 1,178,581
Long-term debt	1,575,663		1,495,153
Convertible debentures	548		623
Total financial liabilities	1,576,211		1,495,776
Level 2
Fair Value of Financial Instruments [Line Items]
Long-term investments carried at fair value	26,650	27,072
Development loans and other receivables	111,274		37,984
Derivative Asset	13,635		16
Total financial assets	151,559		65,072
Long-term debt	3,040,475		2,788,915
Convertible debentures	0
Derivative financial instruments, liabilities	117,511		83,837
Total financial liabilities	3,172,620		2,887,872
Level 2 | Energy contracts | Not designated as a hedge
Fair Value of Financial Instruments [Line Items]
Derivative Asset			0
Level 2 | Commodity contracts for regulatory operations
Fair Value of Financial Instruments [Line Items]
Derivative Asset	57		16
Derivative financial instruments, liabilities	580		2,072
Level 2 | Cross currency swap | Designated as a hedge | Net Investment Hedging
Fair Value of Financial Instruments [Line Items]
Derivative Asset	13,578
Derivative financial instruments, liabilities	106,007		81,765
Level 2 | Interest rate swaps | Designated as a hedge
Fair Value of Financial Instruments [Line Items]
Derivative financial instruments, liabilities	10,924
Level 2 | Series C Preferred Stock
Fair Value of Financial Instruments [Line Items]
Preferred shares, Series C	14,634		15,120
Level 3
Fair Value of Financial Instruments [Line Items]
Long-term investments carried at fair value	83,060	$ 88,494
Development loans and other receivables	0		0
Derivative Asset	58,843		85,688
Total financial assets	141,903		174,182
Derivative financial instruments, liabilities	2,090		827
Total financial liabilities	2,090		827
Level 3 | Energy contracts | Designated as a hedge | Cash flow hedge
Fair Value of Financial Instruments [Line Items]
Derivative Asset	58,383		65,304
Derivative financial instruments, liabilities	2,004		789
Level 3 | Energy contracts | Not designated as a hedge
Fair Value of Financial Instruments [Line Items]
Derivative Asset	460
Derivative financial instruments, liabilities	86
Level 3 | Energy contracts | Not designated as a hedge | Cash flow hedge
Fair Value of Financial Instruments [Line Items]
Derivative Asset			20,384
Level 3 | Commodity contracts for regulatory operations
Fair Value of Financial Instruments [Line Items]
Derivative Asset	0
Level 3 | Interest rate swaps | Not designated as a hedge
Fair Value of Financial Instruments [Line Items]
Derivative financial instruments, liabilities			38
Carrying amount
Fair Value of Financial Instruments [Line Items]
Long-term investments carried at fair value	1,417,524		1,294,147
Development loans and other receivables	104,005		37,050
Derivative Asset	72,478		85,704
Total financial assets	1,594,007		1,416,901
Long-term debt	4,154,776		3,931,868
Convertible debentures	314		342
Derivative financial instruments, liabilities	119,601		84,664
Total financial liabilities	4,287,666		4,030,667
Carrying amount | Energy contracts | Designated as a hedge | Cash flow hedge
Fair Value of Financial Instruments [Line Items]
Derivative Asset	58,383		65,304
Derivative financial instruments, liabilities	2,004		789
Carrying amount | Energy contracts | Not designated as a hedge
Fair Value of Financial Instruments [Line Items]
Derivative Asset	460
Derivative financial instruments, liabilities	86
Carrying amount | Energy contracts | Not designated as a hedge | Cash flow hedge
Fair Value of Financial Instruments [Line Items]
Derivative Asset			20,384
Carrying amount | Commodity contracts for regulatory operations
Fair Value of Financial Instruments [Line Items]
Derivative Asset	57		16
Derivative financial instruments, liabilities	580		2,072
Carrying amount | Cross currency swap | Designated as a hedge | Net Investment Hedging
Fair Value of Financial Instruments [Line Items]
Derivative Asset	13,578
Derivative financial instruments, liabilities	106,007		81,765
Carrying amount | Interest rate swaps | Designated as a hedge
Fair Value of Financial Instruments [Line Items]
Derivative financial instruments, liabilities	10,924
Carrying amount | Interest rate swaps | Not designated as a hedge
Fair Value of Financial Instruments [Line Items]
Derivative financial instruments, liabilities			38
Carrying amount | Series C Preferred Stock
Fair Value of Financial Instruments [Line Items]
Preferred shares, Series C	12,975		13,793
Fair value
Fair Value of Financial Instruments [Line Items]
Long-term investments carried at fair value	1,417,524		1,294,147
Development loans and other receivables	111,274		37,984
Derivative Asset	72,478		85,704
Total financial assets	1,601,276		1,417,835
Long-term debt	4,616,138		4,284,068
Convertible debentures	548		623
Derivative financial instruments, liabilities	119,601		84,664
Total financial liabilities	4,750,921		4,384,475
Fair value | Energy contracts | Designated as a hedge | Cash flow hedge
Fair Value of Financial Instruments [Line Items]
Derivative Asset	58,383		65,304
Derivative financial instruments, liabilities	2,004		789
Fair value | Energy contracts | Not designated as a hedge
Fair Value of Financial Instruments [Line Items]
Derivative Asset	460
Derivative financial instruments, liabilities	86
Fair value | Energy contracts | Not designated as a hedge | Cash flow hedge
Fair Value of Financial Instruments [Line Items]
Derivative Asset			20,384
Fair value | Commodity contracts for regulatory operations
Fair Value of Financial Instruments [Line Items]
Derivative Asset	57		16
Derivative financial instruments, liabilities	580		2,072
Fair value | Cross currency swap | Designated as a hedge | Net Investment Hedging
Fair Value of Financial Instruments [Line Items]
Derivative Asset	13,578
Derivative financial instruments, liabilities	106,007		81,765
Fair value | Interest rate swaps | Designated as a hedge
Fair Value of Financial Instruments [Line Items]
Derivative financial instruments, liabilities	10,924
Fair value | Interest rate swaps | Not designated as a hedge
Fair Value of Financial Instruments [Line Items]
Derivative financial instruments, liabilities			38
Fair value | Series C Preferred Stock
Fair Value of Financial Instruments [Line Items]
Preferred shares, Series C	14,634		$ 15,120
Intrinsic Value | Commodity contracts for regulatory operations
Fair Value of Financial Instruments [Line Items]
Derivative Asset	$ 153